Dreyfus U.S. Treasury Long Term Fund

Incorporated herein by reference are the definitive versions of the above-referenced fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 29, 2012 (SEC Accession No. 0000779128-12-000015).